Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Offsetting Financial Assets and Financial Liabilities [Abstract]
Offsetting [text block table]	Assets Dec 31, 2023 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 21,574 (9,999) 11,574 0 0 (11,491) 84 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 3,151 0 3,151 0 0 (2,270) 881 Securities borrowed (enforceable) 33 0 33 0 0 (33) 0 Securities borrowed (non-enforceable) 6 0 6 0 0 0 6 Financial assets at fair value through profit or loss (enforceable) 513,839 (199,135) 314,704 (197,447) (32,109) (74,885) 10,263 Of which: Positive market values from derivative financial instruments (enforceable) 259,177 (15,657) 243,520 (195,517) (32,092) (5,766) 10,145 Financial assets at fair value through profit or loss (non-enforceable) 150,569 0 150,569 0 (1,227) (10,167) 139,174 Of which: Positive market values from derivative financial instruments (non-enforceable) 8,357 0 8,357 0 (1,101) (1,077) 6,178 Total financial assets at fair value through profitor loss 664,408 (199,135) 465,273 (197,447) (33,337) (85,052) 149,437 Loans at amortized cost 479,353 0 479,353 0 (11,317) (69,594) 398,442 Other assets 123,694 (8,997) 114,697 (24,019) (79) (13) 90,587 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 911 (42) 869 (644) (79) (13) 133 Remaining assets subject to netting 1,805 0 1,805 0 0 0 1,805 Remaining assets not subject to netting 241,373 0 241,373 0 (73) (3,533) 237,767 Total assets 1,535,397 (218,131) 1,317,266 (221,466) (44,805) (171,985) 879,010 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2023 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 625,486 0 625,486 0 0 0 625,486 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 11,890 (9,999) 1,891 0 0 (1,891) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 1,147 0 1,147 0 0 (51) 1,096 Securities loaned (enforceable) 3 0 3 0 0 (3) 0 Securities loaned (non-enforceable) 0 0 0 0 0 0 0 Financial liabilities at fair value through profit or loss (enforceable) 540,811 (199,160) 341,651 (197,940) (21,990) (68,806) 52,915 Of which: Negative market values from derivative financial instruments (enforceable) 245,627 (16,140) 229,487 (195,978) (21,990) (2,608) 8,910 Financial liabilities at fair value through profit or loss (non-enforceable) 24,843 0 24,843 0 (785) (4,485) 19,572 Of which: Negative market values from derivative financial instruments (non-enforceable) 8,792 0 8,792 0 (723) (191) 7,878 Total financial liabilities at fair value through profitor loss 565,654 (199,160) 366,494 (197,940) (22,776) (73,292) 72,487 Other liabilities 121,990 (8,972) 113,018 (33,574) (23) (1) 79,419 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 254 (20) 233 (182) (23) (1) 26 Remaining liabilities not subject to netting 132,896 0 132,896 0 0 0 132,896 Total liabilities 1,459,066 (218,131) 1,240,935 (231,514) (22,799) (75,239) 911,384 Assets Dec 31, 2022 Amounts not set off on the balance sheet in € m. Grossamountsof financialassets Grossamountsset offon thebalancesheet Netamountsof financialassetspresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Central bank funds sold and securities purchasedunder resale agreements (enforceable) 20,068 (8,621) 11,447 (700) 0 (10,746) 1 Central bank funds sold and securities purchasedunder resale agreements (non-enforceable) 31 0 31 0 0 (25) 6 Securities borrowed (enforceable) 0 0 0 0 0 0 0 Securities borrowed (non-enforceable) 0 0 0 0 0 0 0 Financial assets at fair value through profit or loss (enforceable) 508,498 (144,206) 364,292 (229,841) (41,924) (80,591) 11,937 Of which: Positive market values from derivative financial instruments (enforceable) 308,577 (18,302) 290,275 (227,361) (41,921) (9,076) 11,917 Financial assets at fair value through profit or loss (non-enforceable) 118,253 0 118,253 0 (1,101) (10,167) 106,984 Of which: Positive market values from derivative financial instruments (non-enforceable) 9,581 0 9,581 0 (966) (1,327) 7,288 Total financial assets at fair value through profitor loss 626,751 (144,206) 482,545 (229,841) (43,025) (90,759) 118,921 Loans at amortized cost 491,175 0 491,175 0 (12,278) (66,762) 412,136 Other assets 128,279 (10,155) 118,124 (29,171) (78) (14) 88,861 Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable) 1,319 (72) 1,248 (1,027) (78) (14) 129 Remaining assets subject to netting 2,156 0 2,156 0 0 0 2,156 Remaining assets not subject to netting 238,738 0 238,738 0 (111) (2,995) 235,633 Total assets 1,507,199 (162,982) 1,344,217 (259,712) (55,492) (171,299) 857,714 1 Excludes real estate and other non-financial instrument collateral. Liabilities Dec 31, 2022 Amounts not set off on the balance sheet in € m. Grossamountsof financialliabilities Grossamountsset offon thebalancesheet Netamountsof financialliabilitiespresentedon thebalancesheet Impact ofMasterNettingAgreements Cashcollateral Financialinstrumentcollateral¹ Net amount Deposits 629,183 0 629,183 0 0 0 629,183 Central bank funds purchased and securities soldunder repurchase agreements (enforceable) 9,032 (8,621) 411 0 0 (410) 0 Central bank funds purchased and securities soldunder repurchase agreements (non-enforceable) 162 0 162 0 0 (51) 111 Securities loaned (enforceable) 7 0 7 0 0 (7) 0 Securities loaned (non-enforceable) 6 0 6 0 0 (6) 0 Financial liabilities at fair value through profit or loss (enforceable) 508,361 (141,869) 366,492 (230,419) (26,319) (44,516) 65,238 Of which: Negative market values from derivative financial instruments (enforceable) 287,488 (16,403) 271,085 (227,825) (26,319) (2,319) 14,622 Financial liabilities at fair value through profit or loss (non-enforceable) 21,646 0 21,646 0 (880) (4,245) 16,521 Of which: Negative market values from derivative financial instruments (non-enforceable) 11,333 0 11,333 0 (736) (209) 10,388 Total financial liabilities at fair value through profitor loss 530,007 (141,869) 388,138 (230,419) (27,199) (48,761) 81,759 Other liabilities 126,140 (12,492) 113,648 (44,055) (76) (2) 69,516 Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable) 751 (30) 721 (563) (76) (2) 80 Remaining liabilities not subject to netting 140,521 0 140,521 0 0 0 140,521 Total liabilities 1,435,058 (162,982) 1,272,076 (274,473) (27,275) (49,238) 921,090